Fair Value Measurements (Changes in Fair Value Included in Earnings) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans held-for-sale | Net gain on loan sales
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)	$ 151	$ 134	$ 440	$ 276	$ 321	$ 401	$ 201
Loans held-for-sale | Other noninterest income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)					0	(2)	0
Loans held-for-investment | Other noninterest income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)	0	(1)	0	(35)	40	44	29
Loans held-for-investment | Interest Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)	0	1	(2)	4
Long-term debt | Other noninterest income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)	0	3	0	28	29	22	5
DOJ litigation settlement | Other noninterest income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)	0	0	0	(2)
DOJ litigation settlement | Other noninterest expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)					$ (2)	$ 11	$ (74)
DOJ litigation settlement | Other Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value, gain (loss)	$ 24	$ 0	$ 24	$ 2